Related Party Transactions - Deferred revenue and amounts due to parties (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction
Total deferred revenue	¥ 2,091,273	$ 303,206	¥ 5,682,447
Total amounts due to related parties	5,992,010	868,760	16,617,178
Funds managed by Jupai Group
Related Party Transaction
Total deferred revenue	2,091,273	303,206	5,682,447
Total amounts due to related parties	¥ 5,992,010	$ 868,760	14,617,178
Investees of shareholder of the Company
Related Party Transaction
Total amounts due to related parties			¥ 2,000,000